RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21.       RELATED PARTY TRANSACTIONS

During the year ended March 31, 2013, the Company entered into transactions with Shirasaka & Patent Partners (“SPP”) which is managed by president of UBIC Patent Partners Inc., a subsidiary of UBIC. SPP provides patent filing services to the Company.

The amounts of balances as of March 31, 2013 and 2014, and transactions of the Company with SPP for the years ended March 31, 2013 and 2014, are summarized as follows:

	Thousands of Yen
	2013	2014
Advance payment	¥21,553	¥35,196
Accounts payable	5,345	19,332
Expenses	4,896	34,502